Note 14 - Parent Company Statements - Condensed Balance Sheets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets [Abstract]
Debt securities available-for-sale	$ 116,053,000	$ 118,439,000
Marketable equity securities	268,000	322,000
Other assets	1,305,000	1,327,000
Total Assets	596,702,000	560,588,000
Liabilities and Stockholders’ Equity:
Redeemable Common Stock Held by ESOP	1,877,000	1,764,000
Total Stockholders’ Equity	55,917,000	54,786,000
Less maximum cash obligation to ESOP shares	1,877,000	1,764,000
Total Stockholders’ Equity Less Maximum Cash Obligations Related to ESOP Shares	54,040,000	53,022,000	$ 47,906,000
Total Liabilities and Stockholders’ Equity	596,702,000	560,588,000
Parent Company [Member]
Assets [Abstract]
Cash and cash equivalents	2,130,000	2,095,000
Investment in subsidiary	53,109,000	51,983,000
Debt securities available-for-sale	363,000	351,000
Marketable equity securities	268,000	322,000
Other assets	47,000	35,000
Total Assets	55,917,000	54,786,000
Liabilities and Stockholders’ Equity:
Redeemable Common Stock Held by ESOP	1,877,000	1,764,000
Total Stockholders’ Equity	55,917,000	54,786,000
Less maximum cash obligation to ESOP shares	1,877,000	1,764,000
Total Stockholders’ Equity Less Maximum Cash Obligations Related to ESOP Shares	54,040,000	53,022,000
Total Liabilities and Stockholders’ Equity	$ 55,917,000	$ 54,786,000